Other liabilities - Schedule of Other Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Interest expense on lease liabilities	$ 869	$ 918	$ 0
Payments of lease liabilities, classified as financing activities	$ 893	$ 987